Share-based compensation - 2014 Plan (Detail) - 2014 Plan - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	14,195,412
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		1,318,450	2,086,450	2,447,950
Unrecognized compensation costs on restricted shares		$ 766,000	$ 4,066,000
Restricted shares [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	14,195,412
Restricted shares [Member] | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		14,536,000	14,536,000
Restricted shares [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		1,237,200
Restricted shares [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		84,000